Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents [note 8]	$ 3,445,649	$ 12,202,513
Accounts receivable [note 9]	18,624,631	17,639,616
Costs and profits in excess of billings on uncompleted contracts [note 10]	1,051,297	4,922,710
Inventory [note 24]	1,876,411	887,590
Investment tax credits receivable [note 11]	276,404	256,513
Income taxes receivable	14,169	117,029
Current portion of deposits [note 14]	432,550	1,328,452
Current portion of royalties receivable [note 13]	455,556	311,111
Contract assets	499,912	375,789
Prepaid expenses	771,603	717,661
Total current assets	27,448,182	38,758,984
Non-current assets
Deposits [note 14]	46,053	248,756
Strategic investments [note 12]	6,242,634	14,901,659
Property and equipment [note 15]	3,393,452	3,712,937
Right-of-use assets [note 16]	4,818,744	5,765,993
Royalties receivable [note 13]	952,230	947,543
Intangible assets [note 17]	2,104,848	2,774,198
Goodwill [note 18]	2,660,607	2,660,607
Total assets	47,666,750	69,770,677
Current liabilities
Bank indebtedness	991,902	0
Accounts payable and accrued liabilities [note 19]	10,115,870	10,069,177
Billings in excess of costs and profits on uncompleted contracts [note 20]	9,670,993	9,400,231
Current portion of term loans [note 21]	69,917	83,004
Current portion of lease liabilities [note 16]	2,672,212	2,934,236
Balance due on business combination [note 6]	2,088,977	2,242,503
Income taxes payable	187,602	23,048
Total current liabilities	25,797,473	24,752,199
Non-current liabilities
Lease liabilities [note 16]	2,861,482	2,389,729
Term loans [note 21]	320,070	107,901
Balance due on business combination [note 6]	1,818,798	1,709,700
Deferred income taxes [note 31]	0	42,394
Total liabilities	30,797,823	29,001,923
Shareholders' equity [note 22]
Common shares	85,483,223	82,104,086
Warrants	223,200	0
Contributed surplus	24,546,960	19,879,055
Accumulated other comprehensive income	402	3,444
Deficit	(93,384,858)	(61,217,831)
Total shareholders' equity	16,868,927	40,768,754
Total liabilities and shareholders' equity	$ 47,666,750	$ 69,770,677